Shareholders' equity - Shares of Common Stock Outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Shareholders' equity
Common stock outstanding at beginning of year	3,598,865,213	3,717,630,462	3,710,960,252
Common stock held in treasury:
Repurchases of common stock	(24,364,753)	(155,232,995)	(40,054,831)
Sales of common stock	686	5,251	1,920,457
Common stock issued to employees	33,879,000	36,461,000	44,689,800
Other net change in treasury stock	11,853	1,495	114,784
Common stock outstanding at end of year	3,608,391,999	3,598,865,213	3,717,630,462